Financial instruments and related disclosures - Schedule of Offsetting of Financial Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross financial assets/(liabilities), liabilities	£ (13,384)	£ (14,065)
Gross financial (liabilities)/assets set off, liabilities	1	0
Net financial assets/(liabilities), liabilities	(13,383)	(14,065)
Related amounts not offset, liabilities	0	0
Net balance, liabilities	(13,383)	(14,065)
Derivative financial instruments
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross financial assets/(liabilities), liabilities	(114)	(183)
Gross financial (liabilities)/assets set off, liabilities	0	0
Net financial assets/(liabilities), liabilities	(114)	(183)
Related amounts not offset, liabilities	108	163
Net balance, liabilities	(6)	(20)
Trade and other receivables
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross financial assets/(liabilities), assets	6,394	6,166
Gross financial (liabilities)/assets set off, assets	(1)	0
Net financial assets/(liabilities), assets	6,393	6,166
Related amounts not offset, assets	0	0
Net balance, assets	6,393	6,166
Derivative financial instruments
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross financial assets/(liabilities), assets	130	190
Gross financial (liabilities)/assets set off, assets	0	0
Net financial assets/(liabilities), assets	130	190
Related amounts not offset, assets	(108)	(163)
Net balance, assets	£ 22	£ 27